Income and Other Taxes - Deferred Tax Asset And Liability (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Deferred Tax Assets And Liabilities [Line Items]
Deferred Tax Assets, Net, Current	$ 229,000,000	$ 298,000,000
Research and development	876,000,000	855,000,000
Post-retirement medical benefits	368,000,000	373,000,000
Depreciation	224,000,000	200,000,000
Net operating losses	637,000,000	634,000,000
Other operating reserves	95,000,000	194,000,000
Tax credit carryforwards	379,000,000	409,000,000
Deferred compensation	306,000,000	340,000,000
Allowance for doubtful accounts	93,000,000	97,000,000
Restructuring reserves	29,000,000	78,000,000
Pension	547,000,000	437,000,000
Other	168,000,000	156,000,000
Subtotal	3,722,000,000	3,773,000,000
Valuation allowance	(677,000,000)	(735,000,000)
Total	3,045,000,000	3,038,000,000
Unearned income and installment sales	1,016,000,000	1,025,000,000
Intangibles and goodwill	1,227,000,000	1,229,000,000
Other	13,000,000	54,000,000
Total	2,256,000,000	2,308,000,000
Total Deferred Taxes, Net	789,000,000	730,000,000
Undistributed Earnings of Foreign Subsidiaries	8,000,000,000
Valuation Allowance, Deferred Tax Asset, Change in Amount	58,000,000	(63,000,000)
Tax Credit Carryforwards, Indefinitely	102,000,000
Deferred Tax Carryforwards, Expire	277,000,000
Net Operating Loss Carryforwards, Expire	1,000,000,000
Net Operating Loss Carryforwards, Indefinitely	$ 2,500,000,000